Interest-bearing loans and borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Interest bearing loans and borrowings
Lease liabilities		$ 192		$ 188
Current debt		2,194		1,822			$ 1,754
Total current debt and lease liabilities		2,386		2,010			1,754
Non-current liabilities		17,505		15,730			17,359
Lease liabilties		489		487
Total non-current debt and lease liabilities		17,994		16,217			17,359
Total borrowings		20,380		18,227			19,113
Interest rate on borrowings					3.00%
Overdrafts
Interest bearing loans and borrowings
Current debt		286		146			160
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt		84		8
Bank collateral
Interest bearing loans and borrowings
Current debt		288		71			384
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities		192		188
Lease liabilties		$ 489		487
1.95% Callable bond
Interest bearing loans and borrowings
Current debt							999
Interest rate on borrowings	1.95%	1.95%
2.375% Callable bond
Interest bearing loans and borrowings
Current debt				$ 1,597
Non-current liabilities							$ 1,594
Interest rate on borrowings	2.375%	2.375%	2.375%	2.375%		2.375%	2.375%
0.25% Callable bond
Interest bearing loans and borrowings
Current debt		$ 614
Non-current liabilities				$ 559			$ 570
Interest rate on borrowings	0.25%	0.25%	0.25%	0.25%		0.25%	0.25%
0.875% Non-callable bond
Interest bearing loans and borrowings
Current debt		$ 919
Non-current liabilities				$ 837			$ 854
Total borrowings | €	€ 750		€ 750			€ 750
Interest rate on borrowings	0.875%	0.875%	0.875%	0.875%		0.875%	0.875%
Commercial paper
Interest bearing loans and borrowings
Current debt		$ 3					$ 211
2.375% Callable bond
Interest bearing loans and borrowings
Interest rate on borrowings	2.375%	2.375%
Floating rate loan due 2022
Interest bearing loans and borrowings
Non-current liabilities		$ 250		$ 250			250
2.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 996		$ 996			$ 994
Interest rate on borrowings	2.375%	2.375%	2.375%	2.375%		2.375%	2.375%
7% Guaranteed debentures
Interest bearing loans and borrowings
Non-current liabilities		$ 339		$ 335			$ 325
Interest rate on borrowings	7.00%	7.00%	7.00%	7.00%		7.00%	7.00%
Floating rate loan due 2023
Interest bearing loans and borrowings
Non-current liabilities		$ 400		$ 400			$ 400
3.5% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 847		846			845
Interest rate on borrowings	3.50%	3.50%
0.75% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 1,102		$ 1,003			$ 1,022
Interest rate on borrowings	0.75%	0.75%	0.75%	0.75%		0.75%	0.75%
3.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 1,985		$ 1,983			$ 1,980
Interest rate on borrowings	3.375%	3.375%	3.375%	3.375%		3.375%	3.375%
0.7% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 1,192
Interest rate on borrowings	0.70%	0.70%
3.125% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 744		$ 743			$ 743
Interest rate on borrowings	3.125%	3.125%	3.125%	3.125%		3.125%	3.125%
1.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 973		$ 885			$ 903
Interest rate on borrowings	1.25%	1.25%	1.25%	1.25%		1.25%	1.25%
4% Callable bond due in 2029
Interest bearing loans and borrowings
Non-current liabilities		$ 993		$ 992			$ 992
Interest rate on borrowings	4.00%	4.00%
1.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 1,291
Interest rate on borrowings	1.375%	1.375%
5.75% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 475		$ 457			$ 443
Interest rate on borrowings	5.75%	5.75%	5.75%	5.75%		5.75%	5.75%
6.45% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 2,722		$ 2,721			$ 2,721
Interest rate on borrowings	6.45%	6.45%	6.45%	6.45%		6.45%	6.45%
4% Callable bond due in 2042
Interest bearing loans and borrowings
Non-current liabilities		$ 988		$ 987			$ 987
Interest rate on borrowings	4.00%	4.00%	4.00%	4.00%		4.00%	4.00%
4.375% Callable bond due in 2045
Interest bearing loans and borrowings
Non-current liabilities		$ 980		$ 980			$ 979
Interest rate on borrowings	4.375%	4.375%	4.375%	4.375%		4.375%	4.375%
4.375% Callable bond due in 2048
Interest bearing loans and borrowings
Non-current liabilities		$ 737		$ 737			$ 736
Interest rate on borrowings	4.375%	4.375%
2.125% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 486
Interest rate on borrowings	2.125%	2.125%
Other loans
Interest bearing loans and borrowings
Non-current liabilities		$ 5		$ 19			$ 21